UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street
         31st Floor
         Boston, MA  02110

13F File Number:  028-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Kizik
Title:     CCO
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

   /s/  Richard Kizik     Boston, MA     January 24, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $676,903 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     NOTE 4.250% 6/0  01741RAD4    12901     9200 PRN      SOLE                     9200        0        0
ALZA CORP                      SDCV 7/2         02261WAB5     7280     7860 PRN      SOLE                     7860        0        0
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3    77682    77271 PRN      SOLE                    77271        0        0
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2    28217    27985 PRN      SOLE                    27985        0        0
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682     5694     7265 SH       SOLE                     7265        0        0
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0    83663    82764 PRN      SOLE                    82764        0        0
COSTCO COMPANIES INC           NOTE 8/1         22160QAC6     5291     2796 PRN      SOLE                     2796        0        0
CSX CORP                       DBCV 10/3        126408GA5     5057     2255 PRN      SOLE                     2255        0        0
DANAHER CORP DEL               NOTE 1/2         235851AF9    13281     9730 PRN      SOLE                     9730        0        0
DOMINION RES INC VA NEW        NOTE 2.125%12/1  25746UAT6    21321    13938 PRN      SOLE                    13938        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AM4    32198    22415 PRN      SOLE                    22415        0        0
FORD MTR CO DEL                NOTE 4.250%11/1  345370CN8     3116     2165 PRN      SOLE                     2165        0        0
GILEAD SCIENCES INC            NOTE 1.000% 5/0  375558AN3    15315    13965 PRN      SOLE                    13965        0        0
GILEAD SCIENCES INC            NOTE 1.625% 5/0  375558AP8    18865    16527 PRN      SOLE                    16527        0        0
GOLDCORP INC NEW               NOTE 2.000% 8/0  380956AB8    14360    11655 PRN      SOLE                    11655        0        0
HEALTH CARE REIT INC           NOTE 3.000%12/0  42217KAR7     2866     2500 PRN      SOLE                     2500        0        0
INTEL CORP                     SDCV 2.950%12/1  458140AD2    36062    34590 PRN      SOLE                    34590        0        0
JEFFERIES GROUP INC NEW        DBCV 3.875%11/0  472319AG7    20051    24115 PRN      SOLE                    24115        0        0
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8   104978   103843 PRN      SOLE                   103843        0        0
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8    13975    13070 PRN      SOLE                    13070        0        0
NEWMONT MINING CORP            NOTE 1.625% 7/1  651639AJ5    24055    16590 PRN      SOLE                    16590        0        0
NEWMONT MINING CORP            NOTE 3.000% 2/1  651639AK2     6413     4840 PRN      SOLE                     4840        0        0
OLD REP INTL CORP              NOTE 3.750% 3/1  680223AH7    10313    11590 PRN      SOLE                    11590        0        0
PROLOGIS                       NOTE 1.875%11/1  74340XAR2     8419     8570 PRN      SOLE                     8570        0        0
PROLOGIS                       NOTE 2.625% 5/1  74340XAS0     7621     7750 PRN      SOLE                     7750        0        0
PROLOGIS                       NOTE 3.250% 3/1  74340XAT8    10580    10165 PRN      SOLE                    10165        0        0
PROLOGIS                       NOTE 2.250% 4/0  743410AQ5     3987     3975 PRN      SOLE                     3975        0        0
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5    10941     9820 PRN      SOLE                     9820        0        0
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9    16976    16405 PRN      SOLE                    16405        0        0
TEXTRON INC                    NOTE 4.500% 5/0  883203BN0      386      250 PRN      SOLE                      250        0        0
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AW9    23645    24050 PRN      SOLE                    24050        0        0
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1    10966    10665 PRN      SOLE                    10665        0        0
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804    12254    11615 SH       SOLE                    11615        0        0
XILINX INC                     NOTE 2.625% 6/1  983919AF8     8174     6430 PRN      SOLE                     6430        0        0
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